Consolidated Statements of Changes in Equity and Comprehensive Income (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Subscription Receivables	(Accumulated Deficit) Retained earning	Accumulated other comprehensive income	Total comprehensive Income
Beginning Balance at Dec. 31, 2008	$ 1,108,248	$ 4,838	$ 1,170,607	$ (4,838)	$ (444,808)	$ 382,449
Beginning Balance (in shares) at Dec. 31, 2008		9,675,000
Net income	3,648,413				3,648,413		3,648,413
Deemed dividend on Series A convertible redeemable preferred shares	(208,088)				(208,088)
Share-based compensation	916,612		916,612
Vesting of restricted shares (in shares)		2,700,000
Vesting of restricted shares		1,350		(1,350)
Foreign currency translation adjustments	9,282					9,282	9,282
Comprehensive Income							3,657,695
Ending Balance at Dec. 31, 2009	5,474,467	6,188	2,087,219	(6,188)	2,995,517	391,731
Ending Balance (in shares) at Dec. 31, 2009		12,375,000
Net income	11,530,369				11,530,369		11,530,369
Deemed dividend on Series A convertible redeemable preferred shares	(108,348)				(108,348)
Share-based compensation	2,220,167		2,220,167
Vesting of restricted shares (in shares)		4,725,000
Vesting of restricted shares		2,362		(2,362)
Modification of Series A convertible redeemable preferred shares	2,153,500		2,153,500
Waiver of subscription receivables			(8,550)	8,550
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares (in shares)		5,900,000
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares	4,478,190	2,950	4,475,240
Issuance of ordinary shares, net of issuance cost of $10,777,495 (in shares)		4,830,000
Issuance of ordinary shares, net of issuance cost of $10,777,495	105,142,505	2,415	105,140,090
Foreign currency translation adjustments	737,971					737,971	737,971
Comprehensive Income							12,268,340
Ending Balance at Dec. 31, 2010	131,628,821	13,915	116,067,666		14,417,538	1,129,702
Ending Balance (in shares) at Dec. 31, 2010		27,830,000
Net income	23,969,950				23,969,950		23,969,950
Share-based compensation	2,156,710		2,156,710
Vesting of restricted shares (in shares)		65,625
Vesting of restricted shares	366,188	33	366,155
Refund of issuance costs from the initial public offering	31,022		31,022
Issuance of ordinary shares upon exercise of options (in shares)		66,961
Issuance of ordinary shares upon exercise of options	283,484	33	283,451
Foreign currency translation adjustments	2,583,548					2,583,548	2,583,548
Comprehensive Income							26,553,498
Ending Balance at Dec. 31, 2011	$ 161,019,723	$ 13,981	$ 118,905,004		$ 38,387,488	$ 3,713,250
Ending Balance (in shares) at Dec. 31, 2011		27,962,586